Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The aggregate purchase price of the 2013 acquisitions was allocated in the amounts set forth in the table below. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$3,772
Building and improvements	72,235
Above market leases	77
In place leases	12,288
Tenant relationships	6,063
Below market leases	(296)
Aggregate purchase price	$94,139

For the year ended December 31, 2011, we completed four acquisitions for an aggregate purchase price of $68.3 million, in addition to closing costs attributable to these acquisitions of $0.9 million. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$945
Building and improvements	54,072
Below market leasehold interests	603
Above market leases	209
In place leases	7,671
Tenant relationships	4,691
Below market leases	(149)
Above market debt	(76)
Net assets acquired	67,966
Other liability	348
Aggregate purchase price	$68,314
The aggregate purchase price of the 2012 acquisitions was allocated in the amounts set forth in the table below. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$13,479
Building and improvements	225,924
Below market leasehold interests	3,284
Above market leases	4,199
In place leases	27,136
Tenant relationships	22,100
Below market leases	(1,472)
Net assets acquired	294,650
Other liability	287
Aggregate purchase price	$294,937

Business Combination, Revenues and Gains Since Acquisition
We recorded the below revenues and net income (loss) for the year ended December 31, 2012 related to the 2012 acquisitions and for the year ended December 31, 2011 related to the 2011 acquisitions (in thousands):

	2012 Acquisitions	2011 Acquisitions
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Revenues	$26,717	$4,903
Net income (loss)	7,537	(215)

Business Acquisition, Pro Forma Information
The following pro forma consolidated results of operations for the years ended December 31, 2012 and 2011, assumes that all 2012 acquisitions occurred on January 1, 2011 and excludes $3.0 million acquisition-related expenses (in thousands, except per unit data):

	Year Ended December 31,
	2012	2011
Revenues	$306,420	$307,246
Net (loss) income attributable to controlling interest	(21,912)	6,758

Net (loss) income per unit attributable to controlling interest - basic	$(0.10)	$0.03
Net (loss) income per unit attributable to controlling interest - diluted	(0.10)	0.03
The following pro forma consolidated results of operations for the years ended December 31, 2011 and 2010, assumes that all 2011 acquisitions occurred on January 1, 2010 and excludes $0.9 million of acquisition-related expenses (in thousands, except per unit data):

	Year Ended December 31,
	2011	2010
Revenues	$271,251	$201,849
Net income (loss) attributable to controlling interest	5,912	(7,812)

Net income (loss) per unit attributable to controlling interest - basic	$0.03	$(0.05)
Net income (loss) per unit attributable to controlling interest - diluted	0.03	(0.05)